OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through profit or loss [abstract]
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	8. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2026	31 December 2025
	£m	£m
Loans and advances to customers:	31	40
Other debt instruments	22	24
	53	64